Share-based Payment - Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants (Detail)	12 Months Ended
Dec. 31, 2023 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Warrants, Outstanding	6,523,784
Weighted Average Exercise, Outstanding	€ 86.38
Weighted Average Life, Granted	71 months
Granted before January 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	January 1, 2021
Number of Warrants, Granted | shares	4,717,462
Weighted Average Exercise, Granted	€ 75.54
Weighted Average Life, Granted	60 months
Granted In 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2021
Number of Warrants, Granted	1,135,647
Weighted Average Exercise, Granted	€ 121.77
Weighted Average Life, Granted	94 months
Granted In 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2022
Number of Warrants, Granted	296,480
Weighted Average Exercise, Granted	€ 100.28
Weighted Average Life, Granted	102 months
Granted in 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2023
Number of Warrants, Granted	374,195
Weighted Average Exercise, Granted	€ 90.73
Weighted Average Life, Granted	113 months